FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
•Level 1—Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access at the measurement date.
•Level 2—Inputs to the valuation methodology include:
◦Quoted prices for similar assets or liabilities in active markets;
◦Quoted prices for identical or similar assets or liabilities in inactive markets;
◦Inputs other than quoted prices that are observable for the asset or liability;
◦Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
•Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
There have been no changes in the valuation methodologies used as of December 31, 2025 and 2024. Following is a description of the valuation methodologies used for assets measured at fair value:
•Mutual funds—Valued at the closing price reported on the active market on which the individual securities are traded.
•Stock fund—Valued at a “unitized” value which moves in nearly direct relationship to First Busey Corporation stock, which is on the active market on which that security is traded.
•Managed funds—Investments in the managed accounts, which comprised of mutual funds, are valued using a readily determinable fair value, which approximates NAV which are based on observable market prices for the underlying assets, held by the plan at year-end. The managed funds are not direct filing entities and the Plan owns the underlying assets of the funds.
•Common stock—Valued at the closing price reported on the active market on which the individual securities are traded.
•Money market account—Valued at the fair value of the units held by the Plan at year end. Fair value is equal to $1.00, and individual participant accounts are Federal Deposit Insurance Corporation (“FDIC”)-insured up to $250,000.
The following tables set forth, by level within the fair value hierarchy, the Plan’s assets at fair value:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$227,528,576	$—	$—	$227,528,576
Managed funds—mutual funds	83,054,745	—	—	83,054,745
Common stock and stock fund	10,114,425	—	—	10,114,425
Money market account	7,452,017	—	—	7,452,017
Total assets at fair value	$328,149,763	$—	$—	$328,149,763

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$176,646,506	$—	$—	$176,646,506
Managed funds—mutual funds	69,852,148	—	—	69,852,148
Common stock and stock fund	9,423,721	—	—	9,423,721
Money market account	6,344,760	—	—	6,344,760
Total assets at fair value	$262,267,135	$—	$—	$262,267,135